STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - John Deere Savings and Investment Plan - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
PARTICIPANT-DIRECTED INVESTMENTS
Investment in John Deere Savings Plans Master Trust	$ 12,883,763	$ 10,984,801
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
RECEIVABLES - Loans to participants	$ 46,984	$ 44,914
NET ASSETS AVAILABLE FOR BENEFITS	$ 12,930,747	$ 11,029,715